Business Segment Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Sony Ericsson		Feb. 15, 2012 Sony Ericsson	Feb. 15, 2012 Sony Mobile Communications
Segment Reporting Disclosure [Line Items]
Percentage of equity interest acquired							50.00%
Percentage of U.S. based joint-venture in Music segment	50.00%
Equity in net income (loss) of affiliated companies	¥ (121,697)	¥ 14,062	¥ (30,235)	¥ (57,680)
Remeasurement gain				¥ 102,331	[1]
Percentage of ownership in equity investees				50.00%		50.00%

[1]	Refer to Note 24.